Columbia Overseas Core Fund
First Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Overseas Core Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Australia 4.2%
Northern Star Resources Ltd.	1,813,828	17,340,637
Paladin Energy Ltd.(a)	542,053	5,794,832
Santos Ltd.	2,744,987	13,947,578
Total		37,083,047
Austria 0.5%
Kontron AG	199,727	4,743,706
Belgium 1.2%
Liberty Global Ltd., Class C(a)	605,086	10,328,818
Brazil 0.5%
JBS S/A	810,036	4,459,834
Canada 5.6%
Cameco Corp.(b)	213,470	11,849,720
Celestica, Inc.(a)	86,332	4,827,685
Energy Fuels, Inc.(a)	645,016	4,515,112
Nutrien Ltd.	83,608	4,900,265
Pan American Silver Corp.	254,686	5,603,092
Vermilion Energy, Inc.	319,600	3,956,648
Whitecap Resources, Inc.	1,785,158	13,975,301
Total		49,627,823
Denmark 2.3%
Novo Nordisk A/S	152,548	20,668,441
Finland 1.9%
UPM-Kymmene OYJ	449,572	17,185,840
France 10.5%
AXA SA	353,215	12,753,348
Cie de Saint-Gobain SA	140,406	12,396,641
Cie Generale des Etablissements Michelin SCA	210,850	8,551,036
Eiffage SA	135,952	15,041,745
Sanofi SA	199,098	19,492,092
Societe Generale SA	364,445	10,916,166
Sodexo SA	61,835	5,759,199
TotalEnergies SE	121,251	8,883,393
Total		93,793,620
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 3.1%
Duerr AG	149,044	3,828,779
E.ON SE	508,953	6,815,964
Fresenius Medical Care AG	99,928	4,262,365
KION Group AG	173,583	8,211,947
TeamViewer SE(a)	336,674	4,268,163
Total		27,387,218
Greece 1.1%
JUMBO SA	344,290	9,862,297
Hong Kong 0.4%
WH Group Ltd.	5,981,902	4,076,404
Indonesia 0.9%
PT Bank Rakyat Indonesia Persero Tbk	29,549,700	7,920,485
Ireland 2.6%
Bank of Ireland Group PLC	842,927	9,687,815
Flutter Entertainment PLC(a)	70,854	13,634,740
Total		23,322,555
Israel 2.9%
Bank Hapoalim BM	986,608	9,075,964
Check Point Software Technologies Ltd.(a)	109,865	16,534,682
Total		25,610,646
Italy 0.5%
Buzzi Unicem SpA	108,397	4,582,887
Japan 22.8%
Amano Corp.	240,600	5,784,054
BayCurrent Consulting, Inc.	240,300	4,896,761
Hitachi Ltd.	77,200	7,950,650
ITOCHU Corp.	361,400	17,060,464
JustSystems Corp.	96,900	1,717,800
Kinden Corp.	268,800	5,726,047
Komatsu Ltd.	414,900	12,194,339
Macnica Holdings, Inc.	282,700	11,627,830
MatsukiyoCocokara & Co.	823,300	11,639,839
Mitsubishi UFJ Financial Group, Inc.	1,895,500	20,133,391
Otsuka Corp.	669,900	12,719,597
PAL GROUP Holdings Co., Ltd.	328,000	3,806,472

Columbia Overseas Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Overseas Core Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Round One Corp.	463,400	2,063,442
Sankyo Co., Ltd.	1,221,900	11,913,902
Sanwa Holdings Corp.	251,100	4,674,572
Shimamura Co., Ltd.	205,200	9,829,476
Ship Healthcare Holdings, Inc.	452,800	6,663,502
Sumitomo Corp.	130,900	3,406,347
Suntory Beverage & Food Ltd.	178,600	6,560,111
Takeda Pharmaceutical Co., Ltd.	438,777	11,682,433
Takuma Co., Ltd.	304,300	3,343,146
TBS Holdings, Inc.	195,800	4,577,714
TOPPAN Holdings, Inc.	631,800	16,365,342
USS Co., Ltd.	904,800	7,074,797
Total		203,412,028
Jersey 0.4%
Arcadium Lithium PLC(a)	839,149	3,717,430
Netherlands 11.2%
Adyen NV(a)	5,054	6,553,950
ASR Nederland NV	347,302	16,808,879
Heineken NV	100,932	10,127,331
ING Groep NV	919,634	16,429,600
Koninklijke Ahold Delhaize NV	478,869	14,851,190
Prosus NV	419,156	15,218,143
Shell PLC	560,593	20,234,472
Total		100,223,565
Norway 0.8%
SalMar ASA	119,009	7,267,145
Russian Federation —%
Lukoil PJSC(c),(d),(e),(f)	33,398	—
Singapore 2.7%
DBS Group Holdings Ltd.	570,570	15,214,714
Venture Corp., Ltd.	894,200	9,304,472
Total		24,519,186
South Africa 0.2%
Impala Platinum Holdings Ltd.	319,976	1,648,310
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 1.9%
Hyundai Home Shopping Network Corp.	15,062	570,787
Samsung Electronics Co., Ltd.	221,765	11,749,738
Youngone Corp.	178,190	4,376,428
Total		16,696,953
Sweden 0.9%
SKF AB, Class B	367,346	8,070,684
Switzerland 2.3%
Landis+Gyr Group AG(a)	101,344	8,664,088
Nestlé SA, Registered Shares	68,053	7,223,564
Novartis AG, Registered Shares	42,263	4,374,134
Total		20,261,786
Taiwan 2.2%
Parade Technologies Ltd.	420,000	10,047,259
Taiwan Semiconductor Manufacturing Co., Ltd.	362,000	9,270,076
Total		19,317,335
United Kingdom 9.8%
AstraZeneca PLC, ADR	371,862	29,012,673
Crest Nicholson Holdings PLC	704,153	2,147,180
DCC PLC	193,769	14,150,763
JD Sports Fashion PLC	8,044,527	13,221,792
John Wood Group PLC(a)	523,007	1,187,780
Just Group PLC	2,997,074	3,991,798
TP Icap Group PLC	3,787,440	10,569,259
Vodafone Group PLC	11,092,362	10,724,098
WPP PLC	213,936	2,239,285
Total		87,244,628
United States 4.6%
ACADIA Pharmaceuticals, Inc.(a)	23,092	348,689
Burford Capital Ltd.	703,670	10,160,995
Insmed, Inc.(a)	35,882	1,975,304
Jazz Pharmaceuticals PLC(a)	82,816	8,716,384
Primo Water Corp.	482,282	10,880,282
Roche Holding AG, Genusschein Shares	34,371	8,775,498
Sage Therapeutics, Inc.(a)	27,828	309,169
Total		41,166,321
Total Common Stocks (Cost $772,895,644)		874,198,992

Columbia Overseas Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Overseas Core Fund, May 31, 2024 (Unaudited)
Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
United States 0.2%
iShares MSCI EAFE ETF	18,979	1,540,715
Total Exchange-Traded Equity Funds (Cost $1,411,698)		1,540,715

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $647,186)	234,042

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(g),(h)	2,387,353	2,386,876
Total Money Market Funds (Cost $2,386,637)		2,386,876
Total Investments in Securities (Cost $777,341,165)		878,360,625
Other Assets & Liabilities, Net		13,520,771
Net Assets		$891,881,396
At May 31, 2024, securities and/or cash totaling $11,711,103 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
47,494,000 CAD	34,675,931 USD	Barclays	06/27/2024	—	(186,624)
3,573,574 USD	3,212,000 CHF	Barclays	06/27/2024	—	(4,328)
12,978,366 USD	10,370,000 GBP	Barclays	06/27/2024	237,196	—
3,568,034 USD	555,927,000 JPY	Barclays	06/27/2024	—	(20,253)
5,238,213 USD	57,009,000 NOK	Barclays	06/27/2024	196,325	—
3,911,541,000 JPY	25,455,735 USD	Citi	06/27/2024	493,298	—
2,671,153 USD	4,034,000 AUD	Citi	06/27/2024	14,724	—
13,916,519 USD	151,450,000 SEK	Citi	06/27/2024	491,391	—
2,443,000 CAD	1,785,400 USD	Goldman Sachs International	06/27/2024	—	(7,863)
6,575,000 EUR	7,116,560 USD	Goldman Sachs International	06/27/2024	—	(25,104)
1,789,493 USD	1,411,000 GBP	Goldman Sachs International	06/27/2024	8,690	—
12,913,000 ILS	3,467,276 USD	HSBC	06/27/2024	—	(21,391)
275,492,000 JPY	1,789,635 USD	HSBC	06/27/2024	31,517	—
34,073,000 SGD	25,131,102 USD	HSBC	06/27/2024	—	(114,400)
2,690,000 AUD	1,772,140 USD	Morgan Stanley	06/27/2024	—	(18,889)
42,934,848,000 KRW	31,299,781 USD	Morgan Stanley	06/27/2024	221,777	—
37,866,000 SEK	3,551,125 USD	Morgan Stanley	06/27/2024	—	(51,186)
140,411,000 TWD	4,335,680 USD	Morgan Stanley	06/27/2024	11,125	—
40,616,386 USD	37,898,000 EUR	Morgan Stanley	06/27/2024	547,841	—
19,127,000 SEK	1,797,230 USD	State Street	06/27/2024	—	(22,381)
1,795,900 USD	2,681,000 AUD	State Street	06/27/2024	—	(10,863)
6,923,830 USD	48,086,000 DKK	State Street	06/27/2024	80,486	—
14,763,187 USD	24,882,000 NZD	State Street	06/27/2024	531,778	—
19,990,702 USD	30,560,000 AUD	UBS	06/27/2024	356,452	—
3,561,029 USD	2,801,000 GBP	UBS	06/27/2024	8,575	—
1,640,000 EUR	1,786,767 USD	Wells Fargo	06/27/2024	5,424	—
1,651,000 EUR	1,789,714 USD	Wells Fargo	06/27/2024	—	(3,577)
38,191,000 NOK	3,579,422 USD	Wells Fargo	06/27/2024	—	(61,239)
2,393,000 SGD	1,769,237 USD	Wells Fargo	06/27/2024	—	(3,794)
9,737,765 USD	13,357,000 CAD	Wells Fargo	06/27/2024	66,824	—
17,402,186 USD	15,783,000 CHF	Wells Fargo	06/27/2024	136,234	—
Total				3,439,657	(551,892)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	7,854,068	6,079	16.00	06/18/2024	647,186	234,042

Columbia Overseas Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Overseas Core Fund, May 31, 2024 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(4,407,494)	(794)	60.00	6/21/2024	(56,638)	(55,183)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-02/02/2022	33,398	2,752,771	—

(e)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(h)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	4,086,345	45,322,999	(47,022,706)	238	2,386,876	(241)	65,908	2,387,353
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Columbia Overseas Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Overseas Core Fund, May 31, 2024 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Overseas Core Fund  | 2024

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1QT297_02_P01_(07/24)